Shareholders' Equity - Warrants activity (Details) - $ / shares		12 Months Ended
	Jun. 29, 2021	Sep. 30, 2021	Sep. 30, 2020
Warrant activity
Expired (in shares)	280,113
Private Placement
Warrant activity
Beginning balance (in shares)		3,460,000
Issued (in shares)			3,460,000
Exercised		(3,389,825)
Expired (in shares)		(70,000)
Ending balance (in shares)			3,460,000
Beginning balance (in dollars per share)		$ 6.40
Issued (in dollars per share)			$ 6.40
Exercised (in dollars per share)		6.40
Expired (in dollars per share)		6.40
Ending balance (in dollars per share)			$ 6.40
Weighted average share price		$ 7.86